Accounting policies - Change in accounting estimates and accounting policies - IFRS 16 - Leases (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Initial adoption of IFRS 16
Lease liabilities	$ 6,131	$ 5,919		$ 6,734
Right-of-use assets	$ 5,643	$ 5,611		$ 6,734
IFRS 16
Initial adoption of IFRS 16
IAS 17 operating lease commitments based on gross cash flows disclosed as at December 31, 2018			$ 10,015
Discounted using the Bank's incremental borrowing rate of 11%			6,090
Add/(less): adjustments due to different treatment of extension and termination options			801
(Less): contracts to which the short-term leases exemption has been applied			77
(Less): services/non-lease components of lease contracts			80
Lease liabilities			$ 6,734
Borrowing rate (as a percent)			11.00%
Right-of-use assets			$ 6,734